Consolidated Statements of Income (Parenthetical) - Tradeweb Markets LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Revenues
General and administrative from related parties	$ 180
Technology and communications from related parties	740
Occupancy from related parties	155
Interest income from related parties	17
Successor | Transaction Fee Revenue
Revenues
Revenue from related parties	59,259
Successor | Subscription Fee Revenue
Revenues
Revenue from related parties	5,718
Successor | Commissions Revenue
Revenues
Revenue from related parties	$ 12,401
Predecessor
Revenues
General and administrative from related parties		$ 539	$ 719	$ 740
Technology and communications from related parties		2,220	2,960	2,960
Occupancy from related parties		466	621	600
Interest income from related parties		34	40	80
Predecessor | Transaction Fee Revenue
Revenues
Revenue from related parties		159,663	151,695	134,231
Predecessor | Subscription Fee Revenue
Revenues
Revenue from related parties		16,627	37,426	35,169
Predecessor | Commissions Revenue
Revenues
Revenue from related parties		$ 34,944	$ 43,315	$ 42,343